First Quarter Report
August 31, 2023 (Unaudited)
Columbia Commodity Strategy Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 23.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2022-1 Class A
09/20/2024	1.190%	31,400	31,214
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	575,000	575,746
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	1,591,930	1,569,446
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	3,000,000	2,958,322
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A3
12/18/2026	0.340%	1,355,831	1,330,491
Series 2021-3 Class A3
08/18/2026	0.760%	4,539,451	4,407,857
Amur Equipment Finance Receivables IX LLC(a)
Series 2021-1A Class A2
11/20/2026	0.750%	155,820	152,664
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	236,701	233,018
CarMax Auto Owner Trust
Series 2022-1 Class A2
02/18/2025	0.910%	86,214	86,060
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	2,546,730	2,456,927
Dext ABS LLC(a)
Series 2023-1 Class A1
04/15/2024	5.680%	734,055	733,017
DLL Finance LLC(a)
Series 2023-1A Class A1
02/20/2024	5.014%	59,194	59,167
DLLST LLC(a)
Series 2022-1A Class A3
01/21/2025	3.400%	375,000	371,549
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	107,914	107,800
Subordinated Series 2021-1 Class C
06/15/2027	1.020%	728,019	719,242
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	485,383	483,009
Series 2020-2A Class D
03/16/2026	4.730%	3,000,000	2,966,386
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-1A Class A
04/15/2026	1.580%	995,327	990,872
Series 2022-3A Class A
10/15/2026	6.050%	1,490,414	1,490,076
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	950,000	944,716
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,077,147	1,058,102
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A1
03/20/2024	5.330%	296,944	296,666
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	1,683,380	1,682,571
Series 2023-2A Class A3
08/17/2026	5.600%	875,000	873,988
Series 2023-4A Class A2
12/15/2025	6.070%	300,000	300,100
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	904,147	889,545
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,859,625	1,824,503
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	297,402	286,835
Series 2021-2A Class A
12/15/2026	0.830%	394,469	381,841
Ford Credit Auto Lease Trust
Series 2021-B Class A3
10/15/2024	0.370%	553,088	551,863
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	825,000	818,501
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	1,245,455	1,224,726
Series 2023-A Class A1
04/15/2024	5.028%	215,716	215,741
Ford Credit Floorplan Master Owner Trust
Series 2020-1 Class A1
09/15/2025	0.700%	955,000	953,667
GLS Auto Receivables Issuer Trust(a)
Series 2022-2A Class A2
01/15/2026	3.550%	678,955	673,565
2	Columbia Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	725,000	696,685
GM Financial Consumer Automobile Receivables Trust
Series 2020-1 Class A4
03/17/2025	1.900%	197,974	197,117
Series 2021-2 Class A3
04/16/2026	0.510%	1,159,716	1,124,712
GreatAmerica Leasing Receivables(a)
Series 2023-1 Class A1
06/14/2024	5.519%	576,823	576,606
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	370,573	362,995
Honda Auto Receivables Owner Trust
Series 2020-2 Class A4
10/15/2026	1.090%	900,000	895,525
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	1,047,898	1,012,975
Kubota Credit Owner Trust(a)
Series 2023-1A Class A1
03/15/2024	5.292%	955,041	955,034
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	134,527	129,751
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	219,186	218,744
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	72,184	70,576
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	250,000	242,697
Nissan Auto Lease Trust
Series 2021-A Class A3
08/15/2024	0.520%	271,897	270,855
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	252,963	253,472
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	86,034	84,874
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	2,162,970	2,131,200
Series 2022-2 Class A3
10/15/2026	2.980%	1,477,791	1,465,617
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-3 Class A3
12/15/2026	3.400%	371,091	367,299
Series 2022-4 Class A2
07/15/2025	4.050%	24,112	24,099
Series 2022-5 Class A3
08/17/2026	4.110%	925,000	918,854
Series 2023-2 Class A2
03/16/2026	5.870%	2,450,000	2,451,193
Series 2023-3 Class A2
08/17/2026	6.080%	475,000	474,804
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	24,051	24,029
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	6,347	6,338
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	2,000,000	1,921,798
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	500,000	490,861
Santander Retail Auto Lease Trust(a)
Series 2021-A Class A3
07/22/2024	0.510%	136,010	135,251
Santander Revolving Auto Loan Trust(a)
Subordinated Series 2019-A Class C
01/26/2032	3.000%	575,000	546,115
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	8,704	8,689
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	3,450,000	3,375,651
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	136,195	129,790
Series 2021-ST7 Class A
09/20/2029	1.850%	177,848	172,978
Series 2021-ST9 Class A
11/20/2029	1.700%	322,976	312,767
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	105,811	105,304
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	2,125,000	2,049,796
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	1,500,000	1,480,959

Columbia Commodity Strategy Fund | First Quarter Report 2023	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2022-1A Class A2A
12/16/2024	1.970%	10,257	10,246
Series 2022-2A Class A3
04/15/2026	3.750%	1,250,000	1,231,110
Series 2022-3A Class A2
07/15/2025	5.240%	712,012	710,797
Series 2023-2A Class A1
03/15/2024	5.266%	136,457	136,471
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	1,440,117	1,428,952
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A2
10/15/2024	2.630%	536,266	534,576
Series 2022-A Class A4
06/15/2027	3.340%	2,125,000	2,083,471
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	764,578	745,013
Total Asset-Backed Securities — Non-Agency (Cost $67,086,016)			67,266,439

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	2,850,000	2,806,638
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	1,500,000	1,483,470
JPMorgan Chase Commercial Mortgage Securities Trust
Subordinated Series 2013-C16 Class AS
12/15/2046	4.517%	1,425,000	1,401,425
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	2,165,000	2,151,905
WFRBS Commercial Mortgage Trust
Series 2013-C18 Class ASB
12/15/2046	3.676%	21,063	20,994
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $7,828,583)			7,864,432

Corporate Bonds & Notes 28.8%

Aerospace & Defense 1.2%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	871,000	839,328
Boeing Co. (The)
05/01/2025	4.875%	835,000	823,299
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harris Corp.
04/27/2025	3.832%	866,000	842,820
United Technologies Corp.
08/16/2025	3.950%	825,000	802,179
Total			3,307,626
Automotive 0.5%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	6.300%	800,000	800,532
Toyota Motor Credit Corp.
06/14/2024	0.500%	625,000	598,443
Total			1,398,975
Banking 9.2%
American Express Co.(b)
SOFR + 0.720% 05/03/2024	6.020%	686,000	686,884
Bank of America Corp.(b)
SOFR + 1.100% 04/25/2025	6.400%	1,675,000	1,678,541
Bank of Montreal
06/07/2025	3.700%	892,000	862,016
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.260% 04/26/2024	5.560%	832,000	830,011
Bank of Nova Scotia (The)(b)
SOFR + 1.090% 06/12/2025	6.390%	875,000	877,364
BBVA USA
08/27/2024	2.500%	850,000	821,803
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	6.204%	800,000	800,086
Citigroup, Inc.(c)
04/24/2025	3.352%	1,600,000	1,570,624
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	6.319%	865,000	867,135
Cooperatieve Rabobank UA(b)
SOFR + 0.700% 07/18/2025	6.000%	900,000	901,416
Credit Suisse AG
08/09/2024	4.750%	750,000	739,810
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	7.063%	1,500,000	1,503,860
HSBC Holdings PLC(c)
04/18/2026	1.645%	1,125,000	1,047,765

4	Columbia Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(c)
12/15/2025	5.546%	1,600,000	1,594,322
Morgan Stanley(c)
10/21/2025	1.164%	1,550,000	1,461,782
National Australia Bank Ltd.
05/13/2025	5.200%	800,000	798,543
Royal Bank of Canada(b)
3-month Term SOFR + 0.922% 10/05/2023	6.190%	870,000	870,033
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	950,000	865,763
State Street Corp.(c)
12/03/2024	3.776%	840,000	835,261
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	835,000	806,474
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	6.210%	900,000	901,617
Truist Bank(b)
SOFR + 0.200% 01/17/2024	5.500%	800,000	794,647
UBS Group AG(a),(c)
08/05/2025	4.490%	850,000	836,105
US Bancorp
11/17/2025	3.950%	875,000	847,116
Wells Fargo & Co.(c)
05/19/2025	0.805%	1,425,000	1,371,854
Westpac Banking Corp.(b)
SOFR + 0.300% 11/18/2024	5.600%	900,000	897,892
Total			26,068,724
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital(b)
3-month Term SOFR + 1.912% 02/01/2024	7.284%	825,000	828,166
Comcast Corp.
10/15/2025	3.950%	825,000	803,458
Total			1,631,624
Chemicals 0.3%
DuPont de Nemours, Inc.(b)
3-month Term SOFR + 1.372% 11/15/2023	6.736%	775,000	775,705
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	885,000	830,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
09/08/2025	4.050%	850,000	832,917
Total			1,662,957
Consumer Products 0.3%
Kenvue, Inc.(a)
03/22/2025	5.500%	750,000	752,286
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2025	2.242%	876,000	833,389
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	950,000	918,533
Total			1,751,922
Electric 1.9%
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	5.950%	629,000	628,639
DTE Energy Co.
11/01/2024	4.220%	1,125,000	1,103,480
Duke Energy Corp.
09/15/2025	0.900%	748,000	682,845
Eversource Energy
08/15/2025	0.800%	511,000	466,265
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	5.600%	450,000	446,911
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	850,000	852,455
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	300,000	297,319
WEC Energy Group, Inc.
09/27/2025	5.000%	800,000	792,513
Xcel Energy, Inc.
06/01/2025	3.300%	315,000	302,803
Total			5,573,230
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2025	4.450%	850,000	827,547
Mondelez International, Inc.
05/04/2025	1.500%	850,000	794,988
Tyson Foods, Inc.
08/15/2024	3.950%	700,000	687,811
Total			2,310,346

Columbia Commodity Strategy Fund | First Quarter Report 2023	5

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.7%
Becton Dickinson and Co.
06/06/2024	3.363%	800,000	784,965
Cigna Corp.
11/15/2025	4.125%	800,000	778,907
CVS Health Corp.
07/20/2025	3.875%	825,000	800,227
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	850,000	850,060
HCA, Inc.
02/15/2026	5.875%	825,000	826,082
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	850,000	810,186
Total			4,850,427
Healthcare Insurance 0.6%
UnitedHealth Group, Inc.
07/15/2025	3.750%	825,000	803,889
Wellpoint, Inc.
08/15/2024	3.500%	825,000	807,716
Total			1,611,605
Independent Energy 0.5%
Pioneer Natural Resources Co.
03/29/2026	5.100%	655,000	649,912
Woodside Finance Ltd.(a)
03/05/2025	3.650%	850,000	821,517
Total			1,471,429
Integrated Energy 0.2%
Shell International Finance BV(b)
3-month Term SOFR + 0.662% 11/13/2023	6.031%	674,000	674,341
Life Insurance 1.2%
Corebridge Financial, Inc.
04/04/2025	3.500%	850,000	817,604
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	846,631
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	825,000	781,315
New York Life Global Funding(a)
06/24/2025	0.950%	243,000	224,031
Principal Life Global Funding II(a)
06/23/2025	1.250%	917,000	844,460
Total			3,514,041
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.5%
Discovery Communications LLC
03/11/2026	4.900%	850,000	835,060
Walt Disney Co. (The)
09/15/2024	3.700%	725,000	711,545
Total			1,546,605
Midstream 1.6%
Enbridge, Inc.
02/16/2024	2.150%	775,000	762,063
Energy Transfer Partners LP
01/15/2026	4.750%	675,000	661,097
Enterprise Products Operating LLC
02/15/2024	3.900%	775,000	767,954
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	590,000	585,318
05/01/2024	4.300%	250,000	247,182
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	850,000	828,599
Williams Companies, Inc. (The)
09/15/2025	4.000%	850,000	822,978
Total			4,675,191
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	900,000	824,796
Pharmaceuticals 2.1%
AbbVie, Inc.
03/15/2025	3.800%	850,000	827,637
Amgen, Inc.
05/01/2025	3.125%	860,000	827,018
AstraZeneca PLC
11/16/2025	3.375%	875,000	840,632
Bristol-Myers Squibb Co.
11/13/2023	0.537%	750,000	742,748
Gilead Sciences, Inc.
02/01/2025	3.500%	825,000	803,005
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	1,000,000	983,667
Roche Holdings, Inc.(a),(b)
SOFR + 0.240% 03/05/2024	5.540%	850,000	848,753
Total			5,873,460
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
03/15/2025	3.150%	825,000	798,193

6	Columbia Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Loews Corp.
04/01/2026	3.750%	775,000	746,350
Total			1,544,543
Railroads 0.5%
CSX Corp.
11/01/2025	3.350%	850,000	817,103
Union Pacific Corp.
01/15/2025	3.250%	675,000	656,186
Total			1,473,289
Retailers 0.3%
Lowe’s Companies, Inc.
09/08/2025	4.400%	850,000	835,275
Technology 1.4%
Broadcom, Inc.
11/15/2025	3.150%	885,000	841,745
International Business Machines Corp.
02/12/2024	3.625%	675,000	668,222
Microchip Technology, Inc.
02/15/2024	0.972%	800,000	781,739
NXP BV/Funding LLC
03/01/2026	5.350%	850,000	844,551
Oracle Corp.
04/01/2025	2.500%	800,000	761,883
Total			3,898,140
Transportation Services 0.2%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	549,000	528,974
Wireless 0.6%
American Tower Corp.
01/15/2025	2.950%	850,000	817,373
T-Mobile USA, Inc.
04/15/2025	3.500%	875,000	845,926
Total			1,663,299
Wirelines 0.6%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	6.720%	840,000	843,463
Verizon Communications, Inc.
11/20/2025	0.850%	1,000,000	906,778
Total			1,750,241
Total Corporate Bonds & Notes (Cost $82,456,909)			81,969,051

Foreign Government Obligations(d) 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.6%
Province of Ontario
01/29/2024	3.050%	825,000	816,515
Province of Quebec
10/16/2024	2.875%	850,000	825,927
Total			1,642,442
Total Foreign Government Obligations (Cost $1,653,632)			1,642,442

Residential Mortgage-Backed Securities - Non-Agency 2.1%

Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.288%	702,457	702,473
CFMT LLC(a),(e)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	344,775	318,315
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	6.488%	1,583,017	1,580,994
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.188%	525,712	526,977
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	498,341	464,411
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	763,933	706,945
VCAT LLC(a),(e)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	1,183,185	1,088,074
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	689,733	656,579
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $6,290,884)			6,044,768

U.S. Government & Agency Obligations 0.6%

Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.040% 02/09/2024	5.340%	1,050,000	1,049,825
SOFR + 0.100% 08/01/2024	5.400%	675,000	674,835
Total U.S. Government & Agency Obligations (Cost $1,725,157)			1,724,660

Columbia Commodity Strategy Fund | First Quarter Report 2023	7

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2023	0.375%	1,730,000	1,715,674
Total U.S. Treasury Obligations (Cost $1,716,057)			1,715,674

Money Market Funds 40.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(f),(g)	115,604,730	115,570,048
Total Money Market Funds (Cost $115,559,221)		115,570,048
Total Investments in Securities (Cost: $284,316,459)		283,797,514
Other Assets & Liabilities, Net		309,628
Net Assets		284,107,142
At August 31, 2023, securities and/or cash totaling $26,182,649 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	62	09/2023	USD	5,383,460	182,429	—
Brent Crude	52	11/2023	USD	4,453,280	371,339	—
Brent Crude	52	01/2024	USD	4,395,040	419,966	—
Brent Crude	106	03/2024	USD	8,857,360	232,138	—
Cocoa	9	12/2023	USD	327,420	25,531	—
Coffee	12	12/2023	USD	695,250	—	(18,988)
Coffee	72	03/2024	USD	4,202,550	—	(140,800)
Coffee	36	05/2024	USD	2,114,100	—	(42,998)
Copper	5	12/2023	USD	477,750	1,531	—
Copper	15	12/2023	USD	1,433,250	—	(20,555)
Copper	80	03/2024	USD	7,688,000	—	(69,897)
Copper	40	05/2024	USD	3,857,500	37,972	—
Corn	88	12/2023	USD	2,104,300	—	(71,105)
Corn	250	03/2024	USD	6,175,000	—	(236,838)
Corn	123	05/2024	USD	3,090,375	—	(73,590)
Cotton	49	12/2023	USD	2,151,590	26,535	—
Cotton	55	03/2024	USD	2,412,575	148,638	—
Cotton	27	05/2024	USD	1,183,680	20,713	—
Feeder Cattle	1	10/2023	USD	128,013	3,721	—
Gas Oil	1	11/2023	USD	85,675	682	—
Gas Oil	30	11/2023	USD	2,570,250	—	(74,742)
Gas Oil	20	01/2024	USD	1,631,500	216,709	—
Gas Oil	41	03/2024	USD	3,272,825	310,999	—
Gas Oil	21	05/2024	USD	1,645,875	—	(31,526)
Gold 100 oz.	47	12/2023	USD	9,239,730	—	(353,846)
Gold 100 oz.	59	02/2024	USD	11,719,170	—	(194,293)
Gold 100 oz.	117	04/2024	USD	23,464,350	—	(75,758)
Lead	81	11/2023	USD	4,497,323	123,523	—
Lead	10	01/2024	USD	554,913	23,829	—
8	Columbia Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lead	19	03/2024	USD	1,054,453	56,972	—
Lead	9	05/2024	USD	500,378	20,517	—
Lean Hogs	122	10/2023	USD	4,028,440	26,956	—
Lean Hogs	40	10/2023	USD	1,320,800	—	(25,144)
Lean Hogs	33	12/2023	USD	981,090	—	(48,610)
Lean Hogs	31	02/2024	USD	975,880	—	(25,529)
Lean Hogs	58	04/2024	USD	1,949,960	—	(3,616)
Live Cattle	34	10/2023	USD	2,459,220	135,416	—
Live Cattle	1	10/2023	USD	72,330	—	(704)
Live Cattle	30	12/2023	USD	2,217,600	117,763	—
Live Cattle	29	02/2024	USD	2,190,660	47,654	—
Live Cattle	57	04/2024	USD	4,392,990	43,891	—
Natural Gas	1	10/2023	USD	31,470	1,924	—
Natural Gas	157	10/2023	USD	4,940,790	—	(91,186)
Natural Gas	1	12/2023	USD	38,350	1,759	—
Natural Gas	108	12/2023	USD	4,141,800	—	(21,577)
Natural Gas	19	02/2024	USD	651,130	17,608	—
Natural Gas	225	02/2024	USD	7,710,750	—	(92,528)
Natural Gas	134	04/2024	USD	4,168,740	—	(150,375)
Nickel	3	11/2023	USD	364,878	—	(36,264)
Nickel	9	01/2024	USD	1,103,652	—	(89,519)
Nickel	19	03/2024	USD	2,350,794	—	(148,227)
Nickel	9	05/2024	USD	1,122,876	—	(9,686)
NY Harbor ULSD Heat Oil	20	10/2023	USD	2,550,324	200,914	—
NY Harbor ULSD Heat Oil	11	12/2023	USD	1,331,438	191,595	—
NY Harbor ULSD Heat Oil	22	02/2024	USD	2,585,629	237,806	—
NY Harbor ULSD Heat Oil	11	04/2024	USD	1,254,191	—	(10,128)
Primary Aluminum	22	11/2023	USD	1,211,238	—	(81,282)
Primary Aluminum	39	01/2024	USD	2,172,544	—	(60,718)
Primary Aluminum	77	03/2024	USD	4,338,950	—	(75,690)
Primary Aluminum	38	05/2024	USD	2,162,438	358	—
RBOB Gasoline	74	10/2023	USD	7,708,772	—	(152,237)
RBOB Gasoline	14	12/2023	USD	1,391,090	131,373	—
RBOB Gasoline	28	02/2024	USD	2,779,829	152,889	—
RBOB Gasoline	13	04/2024	USD	1,390,389	—	(14,003)
Silver	22	12/2023	USD	2,729,320	178,894	—
Silver	57	03/2024	USD	7,175,160	163,646	—
Silver	28	05/2024	USD	3,560,200	233,575	—
Soybean	24	11/2023	USD	1,642,500	106,647	—
Soybean	44	01/2024	USD	3,040,400	102,271	—
Soybean	87	03/2024	USD	6,025,838	184,458	—
Soybean	44	05/2024	USD	3,050,850	126,617	—
Soybean Meal	149	12/2023	USD	6,019,600	316,377	—
Soybean Meal	15	12/2023	USD	606,000	—	(1,849)
Soybean Meal	42	01/2024	USD	1,685,880	57,220	—
Soybean Meal	1	01/2024	USD	40,140	—	(1,384)
Soybean Meal	87	03/2024	USD	3,446,070	91,529	—
Soybean Meal	44	05/2024	USD	1,727,000	74,357	—
Soybean Oil	63	12/2023	USD	2,361,744	192,231	—
Soybean Oil	50	01/2024	USD	1,855,200	33,727	—
Soybean Oil	100	03/2024	USD	3,672,600	107,984	—
Soybean Oil	51	05/2024	USD	1,857,420	48,158	—
Sugar #11	176	09/2023	USD	4,939,827	160,285	—
Sugar #11	198	02/2024	USD	5,639,357	153,179	—
Sugar #11	70	04/2024	USD	1,883,168	94,785	—
Wheat	29	12/2023	USD	1,054,513	—	(70,145)
Wheat	33	12/2023	USD	993,300	—	(106,462)
Wheat	67	03/2024	USD	2,458,063	—	(221,484)
Columbia Commodity Strategy Fund | First Quarter Report 2023	9

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	113	03/2024	USD	3,552,438	—	(325,010)
Wheat	34	05/2024	USD	1,253,750	—	(72,488)
Wheat	55	05/2024	USD	1,775,125	—	(143,665)
WTI Crude	65	10/2023	USD	5,392,400	421,263	—
WTI Crude	59	12/2023	USD	4,813,220	567,496	—
WTI Crude	119	02/2024	USD	9,561,650	913,274	—
WTI Crude	60	04/2024	USD	4,759,200	9,812	—
Zinc	35	11/2023	USD	2,127,563	3,669	—
Zinc	21	01/2024	USD	1,279,294	—	(49,119)
Zinc	43	03/2024	USD	2,625,419	4,198	—
Zinc	21	05/2024	USD	1,285,331	—	(5,718)
Total					7,877,302	(3,539,283)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(140)	12/2023	USD	(28,532,656)	—	(51,163)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $52,113,132, which represents 18.34% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2023.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2023.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2023.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	98,425,179	172,758,599	(155,634,688)	20,958	115,570,048	(3,449)	1,059,927	115,604,730
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
10	Columbia Commodity Strategy Fund | First Quarter Report 2023

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